Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun. 28, 2013
Supplement [Text Block]	aimisf_SupplementTextBlock

Statutory Prospectus Supplement dated February 14, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:

Invesco U.S. Government Fund

The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading "Fund Summary – Principal Investment Strategies of the Fund" in the prospectus:

"The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in "to be announced" (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.

The Fund can invest in derivative instruments including swap contracts, options and futures contracts."

The following information is added as the fifth and sixth paragraphs appearing under the heading "Fund Summary - Principal Investment Strategies of the Fund" in the prospectus:

"The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates.

The Fund can use options, including swaptions (options on swaps), to manage interest rate risk."

The following information replaces in its entirety the risk appearing under the heading "Fund Summary – Principal Risks of Investing in the Fund – TBA Transactions Risk" in the prospectus:

"TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. A short position in a TBA mortgage poses more risk than holding the same TBA mortgage long. As there is no limit on how much the price of mortgage securities can increase, the Fund's exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. A Fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage which could increase the volatility of the Fund's share price."

Statutory Prospectus Supplement dated February 14, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco U.S. Government Fund

The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading "Fund Summaries – Invesco U.S. Government Fund - Principal Investment Strategies of the Fund" in the prospectus:

"The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in "to be announced" (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.

The Fund can invest in derivative instruments including swap contracts, options and futures contracts."

The following information is added as the fifth and sixth paragraphs appearing under the heading "Fund Summaries – Invesco U.S. Government Fund - Principal Investment Strategies of the Fund" in the prospectus:

"The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates.

The Fund can use options, including swaptions (options on swaps), to manage interest rate risk."

The following information replaces in its entirety the risk appearing under the heading "Fund Summaries – Invesco U.S. Government Fund - Principal Risks of Investing in the Fund – TBA Transactions Risk" in the prospectus:

"TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. A short position in a TBA mortgage poses more risk than holding the same TBA mortgage long. As there is no limit on how much the price of mortgage securities can increase, the Fund's exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. A Fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage which could increase the volatility of the Fund's share price."

INVESCO U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimisf_SupplementTextBlock

Statutory Prospectus Supplement dated February 14, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:

Invesco U.S. Government Fund

The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading "Fund Summary – Principal Investment Strategies of the Fund" in the prospectus:

"The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in "to be announced" (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.

The Fund can invest in derivative instruments including swap contracts, options and futures contracts."

The following information is added as the fifth and sixth paragraphs appearing under the heading "Fund Summary - Principal Investment Strategies of the Fund" in the prospectus:

"The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates.

The Fund can use options, including swaptions (options on swaps), to manage interest rate risk."

The following information replaces in its entirety the risk appearing under the heading "Fund Summary – Principal Risks of Investing in the Fund – TBA Transactions Risk" in the prospectus:

"TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. A short position in a TBA mortgage poses more risk than holding the same TBA mortgage long. As there is no limit on how much the price of mortgage securities can increase, the Fund's exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. A Fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage which could increase the volatility of the Fund's share price."

Statutory Prospectus Supplement dated February 14, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco U.S. Government Fund

The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading "Fund Summaries – Invesco U.S. Government Fund - Principal Investment Strategies of the Fund" in the prospectus:

"The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in "to be announced" (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.

The Fund can invest in derivative instruments including swap contracts, options and futures contracts."

The following information is added as the fifth and sixth paragraphs appearing under the heading "Fund Summaries – Invesco U.S. Government Fund - Principal Investment Strategies of the Fund" in the prospectus:

"The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates.

The Fund can use options, including swaptions (options on swaps), to manage interest rate risk."

The following information replaces in its entirety the risk appearing under the heading "Fund Summaries – Invesco U.S. Government Fund - Principal Risks of Investing in the Fund – TBA Transactions Risk" in the prospectus:

"TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. A short position in a TBA mortgage poses more risk than holding the same TBA mortgage long. As there is no limit on how much the price of mortgage securities can increase, the Fund's exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. A Fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage which could increase the volatility of the Fund's share price."